SCHEDULE OF CONCENTRATION (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	25.00%	24.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	32.00%	38.00%
Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.00%	10.00%	12.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	19.00%
Vendor A [Member] | Cost of Goods Sold [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.00%	42.00%	45.00%
Vendor A [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	6.00%	15.00%
Vendor B [Member] | Cost of Goods Sold [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	30.00%	29.00%
Vendor B [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.00%	43.00%
Vendor C [Member] | Cost of Goods Sold [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	13.00%	14.00%
Vendor C [Member] | Accounts Payables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	24.00%